Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Our goodwill and intangible assets were comprised of the following (in thousands):

	June 30, 2014
	Weighted-Average Amortization Period	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,558	$(106)	$—	$8,452
Other intangible assets:
Oneida/Viners trademark/tradenames	Indefinite	$21,655	$(3,000)	$—	$18,655
Other trademarks/tradenames	7.9 years	2,204	—	(669)	1,535
Tradename licenses	7.5 years	21,984	(110)	(8,174)	13,700
Customer relationships	13.1 years	12,229	—	(2,527)	9,702
Technology	14 years	126	—	(60)	66
		$58,198	$(3,110)	$(11,430)	$43,658

	December 31, 2013
	Weighted-Average Amortization Period	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$—	$8,559
Other intangible assets:
Oneida/Viners trademark/tradenames	Indefinite	$21,948	$—	$—	$21,948
Other trademarks/tradenames	9.2 years	1,856	—	(422)	1,434
Tradename licenses	7.5 years	21,985	—	(6,695)	15,290
Customer relationships	13.1 years	12,229	—	(2,059)	10,170
Technology	14 years	126	—	(55)	71
		$58,144	$—	$(9,231)	$48,913

Our goodwill and intangible assets as of December 31 were comprised of the following (in thousands):

	December 31, 2013
	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$8,559
Other intangible assets:
Oneida/Viners/Metalrax trademark/tradenames	Indefinite	$21,948	$—	$21,948
Other trademarks/tradenames	9.2 years	1,856	(422)	1,434
Tradename licenses	7.5 years	21,985	(6,695)	15,290
Customer relationships	13.1 years	12,229	(2,059)	10,170
Technology	14 years	126	(55)	71
		$58,144	$(9,231)	$48,913

	December 31, 2012
	Weighted-Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill	Indefinite	$8,559	$—	$8,559
Other intangible assets:
Oneida and Viners trademark/tradenames	Indefinite	$21,595	$—	$21,595
Other trademarks/tradenames	10 years	1,662	(194)	1,468
Tradename licenses	7.5 years	21,985	(3,736)	18,249
Customer relationships	13 years	12,229	(1,121)	11,108
Technology	14 years	126	(46)	80
		$57,597	$(5,097)	$52,500

Schedule of Finite-lived Intangible Assets, Future Amortization Expense
The estimated intangible asset amortization expense for the five succeeding fiscal years ending after December 31, 2013, is as follows (in thousands):

2014	$4,200
2015	3,756
2016	3,756
2017	3,756
2018	3,756
Thereafter	7,741
Total	$26,965

Schedule of Goodwill
The changes in the carrying amounts of goodwill for the six months ended June 30, 2014, are as follows (in thousands):

	Consumer	Foodservice	International	Total
Balance - December 31, 2013	$3,110	$4,796	$653	$8,559
Additional acquisitions recorded	—	—	—	—
Goodwill impairment	—	—	(107)	(107)
Balance - June 30, 2014	$3,110	$4,796	$546	$8,452

The changes in the carrying amounts of goodwill for the years ended December 31 are as follows (in thousands):

	Consumer	Foodservice	International	Total
Balance - 2012	$3,110	$4,796	$653	$8,559
Additional acquisitions recorded	—	—	—	—
Currency translation adjustment	—	—	—	—
Balance - 2013	$3,110	$4,796	$653	$8,559